Net Earnings Per Share (Details) - Schedule of earnings per unit - Series B (Preferential rights) [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Earnings Per Share (Details) - Schedule of earnings per unit [Line Items]
Net income (loss) attributable to the Company	$ (10,429,495)	$ (1,216,798)	$ (2,472,572)	$ (1,563,330)	$ (120,002)
Common interests (number of units)	34,965,001	10,345,002	18,735,000	1,295,000	120,002
Earning per unit	$ (0.30)	$ (0.12)	$ (0.13)	$ (1.21)	$ (1.00)